Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024 [1]
Geographical information
Segment Adjusted EBITDA	$ 277.3	$ 287.2	$ 563.7	$ 499.7
Finance costs	(114.3)	(279.2)	(228.7)	(1,812.7)
Depreciation and amortization	(89.0)	(87.2)	(178.4)	(174.7)
Share-based payment expense	(8.5)	(4.9)	(14.0)	(8.1)
Other costs	(5.5)	(3.8)	(8.6)	(6.4)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(1.7)	(2.9)	(3.6)	(6.0)
Business combination costs	(0.3)	(0.1)	(1.2)	(0.3)
Insurance claims	0.2	0.1	0.3
Net gain on disposal of property, plant and equipment and right-of-use assets	2.2	1.9	1.0	2.3
Net reversal of impairment/(impairment) of withholding tax receivables	0.5	(2.8)	12.9	(10.9)
Finance income	35.6	43.0	56.1	24.3
Impairment of assets held for sale		(2.9)		(2.9)
Impairment of goodwill				(87.9)
Unallocated corporate expenses	(28.8)	(36.4)	(62.7)	(63.7)
Net gain on disposal of property, plant and equipment and right-of-use assets	(2.2)	(1.9)	(1.0)	(2.3)
Income/(loss) before income tax	67.7	(88.0)	136.8	(1,647.3)
Segment assets	4,489.8		4,489.8		$ 4,246.5
Segment liabilities	4,588.2		4,588.2		$ 4,560.9
Costs related to internal reorganization	1.2	1.3	1.7	1.8
Expenses related to strategic initiatives and operating systems	2.8	2.5	4.5	4.5
Professional costs related to financing	0.3		0.3	0.0
Cost of sales
Geographical information
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(1.7)	(2.9)	(3.6)	(6.0)
Impairment of assets held for sale		(2.9)		(2.9)
SSA
Geographical information
Segment Adjusted EBITDA	73.1	76.4	144.8	146.1
Segment assets	1,380.5	1,331.0	1,380.5	1,331.0
Segment liabilities	$ 882.9	892.6	$ 882.9	892.6
MENA
Geographical information
Segment Adjusted EBITDA		6.1		12.2
Segment assets		174.6		174.6
Segment liabilities		$ 101.7		$ 101.7

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).